UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			     WASHINGTON, D.C. 20549
				  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: March 31, 2003
Check here if Amendment [x ]; Amendment Number:1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID 83702
     13F File Number: 28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,		Place,			and Date of Signing:
Roderick MacKinnon	Boise, Idaho		April 24, 2003

Report Type (Check only one.):      [X]   13F HOLDING REPORT
				    [ ]   13F NOTICE
				    [ ]   13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    74
Form 13F Information Table Value Total:    $294,150
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2542 67592.00 SH       SOLE                 67592.00
Acxiom Corp                    COM              005125109     2278 135350.00SH       SOLE                135350.00
Affiliated Computer Services I COM              008190100    13532 305750.00SH       SOLE                305750.00
AmSouth Bancorporation         COM              032165102     2085 104900.00SH       SOLE                104900.00
Apogent Technologies, Inc      COM              03760A101      967 66300.00 SH       SOLE                 66300.00
AptarGroup Inc                 COM              038336103    10465 323500.00SH       SOLE                323500.00
Arrow Electronics, Inc         COM              042735100     1935 131600.00SH       SOLE                131600.00
BISYS Group Inc                COM              055472104     5315 325650.00SH       SOLE                325650.00
BJ's Wholesale Club, Inc       COM              15548J106      904 80000.00 SH       SOLE                 80000.00
Baldor Electric                COM              057741100     5507 257316.00SH       SOLE                257316.00
Bank of America Corp           COM              060505104      206  3085.00 SH       SOLE                  3085.00
Beckman Coulter Inc            COM              075811109     4985 146500.00SH       SOLE                146500.00
Biomet, Inc                    COM              090613100     7892 257473.00SH       SOLE                257473.00
C R Bard                       COM              067383109     6350 100700.00SH       SOLE                100700.00
C.H. Robinson Worldwide Inc.   COM              12541w100     1189 36350.00 SH       SOLE                 36350.00
CDW Computer Centers Inc.      COM              125129106      624 15300.00 SH       SOLE                 15300.00
Certegy                        COM              156880106     4547 180437.00SH       SOLE                180437.00
Charles River Laboratories     COM              159864107      911 35700.00 SH       SOLE                 35700.00
Charter One Financial          COM              160903100     3698 133701.00SH       SOLE                133701.00
Chevron Texaco Corp            COM              166764100      768 11878.00 SH       SOLE                 11878.00
Cintas Corp                    COM              172908105     3909 118825.00SH       SOLE                118825.00
Compass Bancshares Inc         COM              20449H109     5630 180050.00SH       SOLE                180050.00
Conmed Corp                    COM              207410101     1260 76800.00 SH       SOLE                 76800.00
Costco Wholesale Corp          COM              22160K105      584 19447.00 SH       SOLE                 19447.00
Danaher Corp                   COM              235851102    17724 269527.00SH       SOLE                269527.00
Donaldson Co                   COM              257651109    12616 344900.00SH       SOLE                344900.00
Edwards Lifesciences           COM              28176E108     2142 78160.00 SH       SOLE                 78160.00
Entercom Communications Corp   COM              293639100     1330 30300.00 SH       SOLE                 30300.00
Equifax Inc                    COM              294429105     5327 266475.00SH       SOLE                266475.00
Expeditors International       COM              302130109     1287 35800.00 SH       SOLE                 35800.00
Exxon Mobil Corp               COM              30231G102     1261 36067.28 SH       SOLE                 36067.28
Family Dollar Stores           COM              307000109     5143 166550.00SH       SOLE                166550.00
Fastenal Co.                   COM              311900104      860 30500.00 SH       SOLE                 30500.00
Fifth Third Bancorp            COM              316773100     1993 39673.00 SH       SOLE                 39673.00
First Data Corp                COM              319963104    19691 532058.00SH       SOLE                532058.00
Fiserv, Inc                    COM              337738108    15833 502940.00SH       SOLE                502940.00
G&K Services, Inc              COM              361268105      864 36000.00 SH       SOLE                 36000.00
General Electric Co            COM              0              347 13598.00 SH       SOLE                 13598.00
Genzyme Corp                   COM              372917104     3013 82650.00 SH       SOLE                 82650.00
Health Management Associates I COM              421933102     2388 125700.00SH       SOLE                125700.00
Idex Corp                      COM              45167R104     6927 238870.00SH       SOLE                238870.00
Intel Corp                     COM              458140100      195 11952.00 SH       SOLE                 11952.00
International Business Machine COM              459200101      974 12418.00 SH       SOLE                 12418.00
Johnson & Johnson              COM              478160104      270  4658.00 SH       SOLE                  4658.00
Jones Apparel Group Inc        COM              480074103     2884 105150.00SH       SOLE                105150.00
Keane Inc                      COM              486665102     1342 164080.00SH       SOLE                164080.00
Kroger Co                      COM              501044101      299 22750.00 SH       SOLE                 22750.00
Medimmune Inc                  COM              584699102     1149 35000.00 SH       SOLE                 35000.00
Merck & Co                     COM              589331107     1536 28042.00 SH       SOLE                 28042.00
National City Corp             COM              635405103     8128 291850.00SH       SOLE                291850.00
National Commerce Financial Co COM              63545P104      581 24500.00 SH       SOLE                 24500.00
North Fork Bancorp             COM              659424105    13092 444542.00SH       SOLE                444542.00
Pactiv Corp                    COM              695257105     3268 161000.00SH       SOLE                161000.00
Patterson Dental Company       COM              703412106     4963 108050.00SH       SOLE                108050.00
Pfizer Inc                     COM              717081103     2031 65170.00 SH       SOLE                 65170.00
Quest Diagnostics Inc          COM              74834L100     6833 114475.00SH       SOLE                114475.00
Robert Half International Inc  COM              770323103     2244 168600.00SH       SOLE                168600.00
Sealed Air Corp                COM              81211K100     2201 54850.00 SH       SOLE                 54850.00
Teleflex Inc                   COM              879369106     7805 218636.00SH       SOLE                218636.00
U.S. Bancorp                   COM              902973304    11228 591588.00SH       SOLE                591588.00
Universal Health Services      COM              913903100     8462 207550.00SH       SOLE                207550.00
Viacom Inc Cl B                COM              925524308      977 26744.00 SH       SOLE                 26744.00
Viad Corp                      COM              92552R109     2225 103800.00SH       SOLE                103800.00
Washington Mutual Inc          COM              939322103      317  8993.30 SH       SOLE                  8993.30
Waters Corp                    COM              941848103     2771 130950.00SH       SOLE                130950.00
Wells Fargo & Company          COM              949746101      290  6443.00 SH       SOLE                  6443.00
Westamerica Bancorp            COM              957090103     2231 56500.00 SH       SOLE                 56500.00
Whole Foods Market Inc         COM              966837106     5567 100045.00SH       SOLE                100045.00
Wyeth                          COM              983024100      458 12100.00 SH       SOLE                 12100.00
Zimmer Holdings Inc            COM              98956P102     3693 75940.00 SH       SOLE                 75940.00
Zions Bancorporation           COM              989701107     8565 200200.00SH       SOLE                200200.00
Franklin Templeton, Oregon Tax COM              354723785      225 19318.0390SH      SOLE               19318.0390
Lord Abbett Affiliated Fund Cl COM              544001100      304 30655.2330SH      SOLE               30655.2330
MFS Charter Income Trust       COM              552727109      214 25000.0000SH      SOLE               25000.0000
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